Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Common stock subject to possible redemption	13,300,000	0
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	31,000,000
Common stock, shares issued	4,161,000	0
Common stock, shares outstanding	4,161,000	0
SoundHound, Inc.
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	45,000,000	45,000,000
Common stock, shares issued	12,280,051	11,818,761
Common stock, shares outstanding	12,280,051	11,818,761
Net of allowances (in Dollars)	$ 109	$ 109
Redeemable convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	26,316,129	26,316,129
Redeemable convertible preferred stock, shares issued	19,248,537	19,132,387
Redeemable convertible preferred stock, shares outstanding	19,248,537	19,132,387
Liquidation preference (in Dollars)	$ 284,826	$ 284,047